INVESTMENTS - Investment at fair value (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss	S/ 3,850,762	S/ 3,512,445
Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss	1,276,573	1,318,311
Colombian Treasury bonds
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss	1,102,865	1,259,516
Peruvian treasury bonds [Member]
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss	95,308	58,795
U.S. treasury and federal agency bonds
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss	78,400
Mutual funds
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss	593,552	397,918
Restricted mutual funds [Member]
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss	460,086	407,350
Corporate bonds
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss	326,673	160,006
Investment funds
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss	327,659	179,015
Participation in RAL Fund [Member]
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss	300,398	445,039
Central Bank of Chile bonds
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss	182,540	30,382
Shares
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss	83,085	101,068
Subordinated bonds
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss	80,084	94,413
Royalty Pharma
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss	68,584	56,787
Multilateral organization bonds [Member]
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss	53,353	193,395
Others
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss	93,204	123,892
Accrued interest
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss	4,971	4,869
Financial assets at fair value through profit or loss, classified as held for trading, category [Member]
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss	S/ 3,845,791	S/ 3,507,576